STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
20. STOCKHOLDERS’ EQUITY

Contribution by Shareholders

On January 29, 2010, three shareholders contributed $922,900 to the Company. On March 2, 2010, a third party contributed equipment with a fair value of $820,300 to the Company and became a shareholder; simultaneously, the three shareholders bought this third party’s ownership interest and became 100% owners of the Company. On April 15, 2010, one shareholder injected $1,025,654 in cash to the Company. On July 5, 2010, a third party injected $167,702 to the Company as a cash contribution and became a shareholder.

Common Stock with Warrants Issued for Cash

On July 12, 2010, the Company completed a private placement in which it sold 3,333,322 units, consisting of one share of its common stock and a warrant to purchase 15% of one share of its common stock, at $3.00 per unit for a total of $10,000,000. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase up to 499,978 shares of the Company’s common stock at $3.00 per share. The Company may call the warrants at any time after (i) the registration statement registering the common stock underlying the warrants becomes effective, (ii) the common stock is listed on a national securities exchange and (iii) the trading price of the common stock exceeds $4.00. The Company also issued warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 333,332 shares of its common stock to the placement agents in the private placement. The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, such warrants are classified as equity instruments. The Company accounted for the warrants issued to the investors and placement agents based on the fair value method under ASC Topic 505. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 3 years, volatility of 147%, risk-free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was $5,903,228. The Company received net proceeds of $8.4 million from this private placement. The commission and legal cost associated with this offering was $1.6 million. During the six and three months ended June 30, 2011, there were 19,500 and 600 warrants exercised into common stock for $58,500 and $1,800, respectively.

On December 13, 2010, the Company completed a closing of $20,000,000 in a combination of debt and equity offerings through accredited institutional investors. In a private placement of equity, the Company sold 2,500,000 units, consisting of one share of its common stock and a warrant to purchase 67.5% of one share of its common stock, at $4.00 per unit for $10,000,000. The warrants are immediately exercisable, expire on the fifth anniversary of their issuance and entitle the holders to purchase up to 1,687,500 shares of the Company’s common stock at $4.00 per share. For its assistance in the private placement of equity, the Company paid a placement agent $1,000,000 and issued it warrants to purchase 300,000 shares of the Company’s common stock under the same terms as the warrants issued in the private placement. The Company also paid the placement agent $100,000 for its assistance in arranging the loan. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 5 years, volatility of 102%, risk-free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was $10,957,039.

Concurrently with the closing of the private placement on December 13, 2010, the Company entered into a long-term loan agreement with a lender for $10 million. The loan bore interest of 10% payable in advance at the beginning of each quarter with a maturity of March 1, 2012 (See Note 14).

Following is a summary of the warrant activity:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2010	2,820,810	$3.70	4.23
Exercisable at December 31, 2010	2,820,810	$3.70	4.23
Granted	-
Exercised	19,500	$3.00
Forfeited	-
Outstanding at June 30, 2011	2,801,310	$3.71	3.75
Exercisable at June 30, 2011	2,801,310	$3.71	3.75

21. STOCKHOLDERS’ EQUITY

Contribution by Shareholders

On January 29, 2010, three shareholders contributed $922,900 to the Company. On March 2, 2010, a third party contributed equipment with a fair value of $820,300 to the Company and became a shareholder; simultaneously, the three shareholders bought this third party’s ownership interest and became 100% owners of the Company. On April 15, 2010, one shareholder injected $1,025,654 to the Company as a cash contribution. On July 5, 2010, a third party injected $167,702 to the Company as a cash contribution and became a shareholder.

Common Stock with Warrants Issued for Cash

On July 12, 2010, the Company completed a private placement pursuant to which it sold 3,333,322 units, consisting of one share of its common stock and a warrant to purchase 15% of one share of its common stock, at $3.00 per unit for a total of $10,000,000. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase an aggregate of up to 499,978 shares of the Company’s common stock at $3.00 per share. The Company may call the warrants at any time after (i) the registration statement registering the common stock underlying the warrants becomes effective, (ii) the common stock is listed on a national securities exchange and (iii) the trading price of the common stock exceeds $4.00. The Company also issued warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 333,332 shares of its common stock to the placement agents in the private placement. The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, such warrants are classified as equity instruments. The Company accounted for the warrants issued to the investors and placement agents based on the fair value method under ASC Topic 505. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 3 years, volatility of 147%, risk free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was $5,903,228. The Company received net proceeds of $8.4 million from this private placement. The commission and legal cost associated with this offering was $1.6 million.

On December 13, 2010, the Company completed a closing of $20,000,000 in a combination of debt and equity offerings through accredited institutional investors. In a private placement of equity, the Company sold 2,500,000 units, consisting of one share of its common stock and a warrant to purchase 67.5% of one share of its common stock, at $4.00 per unit for a total of $10,000,000. The warrants are immediately exercisable, expire on the fifth anniversary of their issuance and entitle the holders to purchase an aggregate of up to 1,687,500 shares of the Company’s common stock at $4.00 per share. For its assistance in the private placement of equity, the Company paid a placement agent $1,000,000 and issued it warrants to purchase 300,000 shares of the Company’s common stock under the same terms as the warrants issued in the private placement. The Company also paid the placement agent $100,000 for its assistance in arranging the loan. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 5 years, volatility of 102%, risk free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was $10,957,039.

Concurrently with the closing of the private placement on December 13, 2010, the Company entered into a long-term loan agreement with a lender for $10,000,000. The loan bears interest of 10% payable quarterly with a maturity date of March 1, 2012 (See Note 15).

Following is a summary of the warrant activity:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	2,820,810	$3.70	4.41
Exercised	-
Forfeited	-
Outstanding at December 31, 2010	2,820,810	$3.70	4.23
Exercisable at December 31, 2010	2,820,810	$3.70	4.23